Restatement (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Restatement [Line Items]
Change in fair value of derivative liability	$ 10,751,225	$ (7,176,949)
Adjustments [Member]
Disclosure Of Restatement [Line Items]
Change in fair value of derivative liability		$ (6,319,247)